Property and Equipment (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 11,982	$ 3,860
Total accumulated depreciation	2,107	1,330
Depreciated cost	9,875	2,530
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,851	1,891
Total accumulated depreciation	1,432	960
Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	276	256
Total accumulated depreciation	203	138
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	249	192
Total accumulated depreciation	28	15
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,606	1,521
Total accumulated depreciation	$ 444	$ 217